Revolving Credit Facility - Revolver Balance (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Revolving Credit Facility
Less: Deferred Finance Costs		$ (42)	$ (208)
Revolving Credit, Net		133,281	$ 135,968
Revolving Credit Facility | White Oak
Revolving Credit Facility
Revolving Credit Outstanding Balance	$ 81,079
Less: Deferred Finance Costs	(3,743)
Revolving Credit, Net	$ 77,336
Revolving Credit Facility | Bank of America
Revolving Credit Facility
Revolving Credit Outstanding Balance		133,323
Less: Deferred Finance Costs		(42)
Revolving Credit, Net		$ 133,281